THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 5.3%
3,400	Charles Schwab Corporation (The)	$ 201,110
1,314	LPL Financial Holdings, Inc.	302,995
		504,105
	AUTOMOTIVE - 15.0%
3,661	BYD Company Ltd. - ADR	231,156
5,377	Harley-Davidson, Inc.	181,474
10,800	Rivian Automotive, Inc.(a)	245,484
3,020	Tesla, Inc.(a)	779,402
		1,437,516
	BEVERAGES - 3.4%
1,628	Celsius Holdings, Inc.(a)	319,153

	BIOTECH & PHARMA - 9.2%
550	Eli Lilly and Company	304,810
7,490	Halozyme Therapeutics, Inc.(a)	318,774
1,315	Zoetis, Inc.	250,521
		874,105
	ENGINEERING & CONSTRUCTION - 4.2%
1,888	Quanta Services, Inc.	396,235

	HEALTH CARE FACILITIES & SERVICES - 3.2%
1,454	Charles River Laboratories International, Inc.(a)	300,716

	INDUSTRIAL INTERMEDIATE PROD - 4.0%
2,106	Chart Industries, Inc.(a)	380,301

	INTERNET MEDIA & SERVICES - 22.3%
2,426	Airbnb, Inc., CLASS A(a)	319,140
7,417	Alphabet, Inc., Class A(a)	1,009,974
1,875	Baidu, Inc. - ADR(a)	267,806
580	Netflix, Inc.(a)	251,534
5,945	Uber Technologies, Inc.(a)	280,782
10,372	Yandex N.V., Class A(a)	–
		2,129,236

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 6.5%
5,791	Caesars Entertainment, Inc.(a)	$ 320,011
153	Chipotle Mexican Grill, Inc.(a)	294,776
		614,787
	RENEWABLE ENERGY - 4.6%
1,052	Enphase Energy, Inc.(a)	133,110
9,662	Green Plains, Inc.(a)	299,908
		433,018
	RETAIL - DISCRETIONARY - 2.8%
700	Lululemon Athletica, Inc.(a)	266,882

	SEMICONDUCTORS - 4.8%
403	NVIDIA Corporation	198,901
5,415	Wolfspeed, Inc.(a)	258,945
		457,846
	SOFTWARE - 11.0%
1,385	Palo Alto Networks, Inc.(a)	336,971
1,448	Salesforce, Inc.(a)	320,674
3,178	Splunk, Inc.(a)	385,363
		1,043,008
	TECHNOLOGY HARDWARE - 3.4%
6,425	Ciena Corporation(a)	321,122

	TOTAL COMMON STOCKS (Cost $10,058,149)	9,478,030

	TOTAL INVESTMENTS - 99.7% (Cost $10,058,149)	$ 9,478,030
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	32,512
	NET ASSETS - 100.0%	$ 9,510,542

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company

(a)	Non-income producing security.